Cash and Cash Equivalents: (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 24,859,488	$ 1,122,542
Cash held in trust	44,000,000	0
Money market funds	17,666,057	34,624,507
Total	$ 86,525,545	$ 35,747,049